Finance cost	12 Months Ended
Mar. 31, 2025
Finance Cost
Finance cost
16	Finance cost

	March 31,
	2023	2024	2025
Bank charges	78,091	25,120	26,044
Foreign exchange loss (net)	-	20,790	3,876
Interest on borrowings recognized at amortized cost	129,888	207,089	43,844
Interest on lease liabilities (Refer note 42)	35,992	32,267	32,608
Unwinding of other financial liabilities	51,878	-	-
Others	30,550	1,732	505
Total	326,399	286,998	106,877

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)